Other Assets - Summary of Other Assets (Parenthetical) (Detail) - USD ($) $ in Millions	Dec. 31, 2018	Dec. 31, 2017
Miscellaneous non-current assets [abstract]
Ammonia catalyst	$ 79	$ 61
Other	$ 38	$ 35